Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Loans
Gross loans	SFr 301,350	SFr 305,819	SFr 293,539
of which held at amortized cost	290,249	293,992	282,131
of which held at fair value	11,101	11,827	11,408
Net (unearned income)/deferred expenses	(94)	(104)	(95)
Allowance for credit losses	(1,412)	(1,527)	(1,536)	SFr (1,669)	SFr (1,431)	SFr (1,049)
Net loans	299,844	304,188	291,908
Non-performing loans	1,896	1,809	1,666
Non-interest-earning loans	383	380	375
Non-accrual loans	2,279	2,189	2,041	2,274		1,510
Restructured loans	471	472	313
Potential problem loans	406	512	843
Total other impaired loans	877	984	1,156
Gross impaired loans	3,156	3,173	3,197
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	181	176	180
Switzerland
Loans
Gross loans	170,902	171,126	168,589
Foreign
Loans
Gross loans	130,448	134,693	124,950
Corporate and institutional
Loans
Gross loans	127,987	131,971	125,592
of which held at amortized cost	117,003		114,269
Allowance for credit losses	(1,067)	(1,198)	(1,218)	(1,270)	(1,082)	(808)
Non-accrual loans	1,166		1,317	1,313		883
Corporate and institutional | Real estate
Loans
Gross loans	29,464	30,320	29,045
of which held at amortized cost	28,562		28,211
Non-accrual loans	293		324	270		155
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	73,923	76,528	74,097
of which held at amortized cost	70,798		70,563
Non-accrual loans	790		925	978		682
Corporate and institutional | Financial institutions
Loans
Gross loans	21,016	21,353	19,072
of which held at amortized cost	16,416		14,485
Non-accrual loans	63		68	65		46
Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,584	3,770	3,378
of which held at amortized cost	1,227		1,010
Non-accrual loans	20		0	0		0
Consumer
Loans
Gross loans	173,363	173,848	167,947
of which held at amortized cost	173,246		167,862
Allowance for credit losses	(345)	(329)	(318)	(399)	SFr (349)	(241)
Non-accrual loans	1,113		724	961		627
Consumer | Mortgages
Loans
Gross loans	112,223	111,678	111,270
of which held at amortized cost	112,223		111,270
Non-accrual loans	615		418	380		337
Consumer | Loans collateralized by securities
Loans
Gross loans	54,573	56,281	51,789
of which held at amortized cost	54,573		51,789
Non-accrual loans	298		105	377		122
Consumer | Consumer finance
Loans
Gross loans	6,567	SFr 5,889	4,888
of which held at amortized cost	6,450		4,803
Non-accrual loans	200		201	204		168
Bank
Loans
Gross loans	309,664		301,971
of which held at amortized cost	298,563		290,563
of which held at fair value	11,101		11,408
Net (unearned income)/deferred expenses	(94)		(95)
Allowance for credit losses	(1,411)		(1,535)	(1,668)		(1,048)
Net loans	308,159		300,341
Non-performing loans	1,896		1,666
Non-interest-earning loans	371		363
Non-accrual loans	2,267		2,029	2,262		1,498
Restructured loans	471		313
Potential problem loans	406		843
Total other impaired loans	877		1,156
Gross impaired loans	3,144		3,185
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	181		180
Bank | Switzerland
Loans
Gross loans	178,458		176,312
Bank | Foreign
Loans
Gross loans	131,206		125,659
Bank | Corporate and institutional
Loans
Gross loans	136,301		134,024
of which held at amortized cost	116,991		114,257
Allowance for credit losses	(1,066)		(1,217)	(1,269)		(807)
Non-accrual loans	1,154		1,305	1,301		871
Bank | Corporate and institutional | Real estate
Loans
Gross loans	29,464		29,045
of which held at amortized cost	28,562		28,211
Non-accrual loans	293		324	270		155
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	74,570		74,700
of which held at amortized cost	70,786		70,551
Non-accrual loans	778		913	966		670
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	28,683		26,901
of which held at amortized cost	16,416		14,485
Non-accrual loans	63		68	65		46
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	3,584		3,378
of which held at amortized cost	1,227		1,010
Non-accrual loans	20		0	0		0
Bank | Consumer
Loans
Gross loans	173,363		167,947
of which held at amortized cost	173,246		167,862
Allowance for credit losses	(345)		(318)	(399)		(241)
Non-accrual loans	1,113		724	961		627
Bank | Consumer | Mortgages
Loans
Gross loans	112,223		111,270
of which held at amortized cost	112,223		111,270
Non-accrual loans	615		418	380		337
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	54,573		51,789
of which held at amortized cost	54,573		51,789
Non-accrual loans	298		105	377		122
Bank | Consumer | Consumer finance
Loans
Gross loans	6,567		4,888
of which held at amortized cost	6,450		4,803
Non-accrual loans	SFr 200		SFr 201	SFr 204		SFr 168